Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000197647 [Member] | Bank of America Corp 3 25 10 21 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%	[1]
C000197647 [Member] | Wells Fargo And Co 4 30 07 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%	[1]
C000197647 [Member] | Meta Platforms Inc 3 50 08 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[1]
C000197647 [Member] | Oracle Corp 3 25 11 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%	[1]
C000197647 [Member] | Broadcom Corp Broadcom Cayman Finance Ltd 3 88 01 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[1]
C000197647 [Member] | Morgan Stanley 3 63 01 20 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[1]
C000197647 [Member] | Goldman Sachs Group Inc The 3 85 01 26 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[1]
C000197647 [Member] | Citigroup Inc 4 45 09 29 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%	[1]
C000197647 [Member] | Microsoft Corp 3 30 02 06 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[1]
C000197647 [Member] | Amazon com Inc 3 15 08 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[1]
C000197647 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000197647 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000197647 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000197647 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000197647 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000197647 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000197647 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000197647 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000197647 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000197647 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000197647 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000197647 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000197655 [Member] | Visa Inc 3 15 12 14 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[2]
C000197655 [Member] | Microsoft Corp 3 13 11 03 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[2]
C000197655 [Member] | Hewlett Packard Enterprise Co 4 90 10 15 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[2]
C000197655 [Member] | Wells Fargo And Co 3 55 09 29 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[2]
C000197655 [Member] | Ford Motor Credit Co LLC 3 38 11 13 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[2]
C000197655 [Member] | Goldman Sachs Group Inc The 4 25 10 21 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[2]
C000197655 [Member] | Morgan Stanley 5 00 11 24 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[2]
C000197655 [Member] | AstraZeneca PLC 3 38 11 16 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[2]
C000197655 [Member] | Novartis Capital Corp 3 00 11 20 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[2]
C000197655 [Member] | Walmart Inc 3 90 09 09 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%	[2]
C000197655 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000197655 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000197655 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000197655 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000197655 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000197655 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000197655 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000197655 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000197655 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000197655 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000197656 [Member] | Morgan Stanley 3 13 07 27 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[3]
C000197656 [Member] | JPMorgan Chase And Co 2 95 10 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[3]
C000197656 [Member] | Morgan Stanley 3 88 01 27 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[3]
C000197656 [Member] | Apple Inc 3 25 02 23 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[3]
C000197656 [Member] | Wells Fargo And Co 3 00 10 23 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[3]
C000197656 [Member] | Wells Fargo And Co 3 00 04 22 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[3]
C000197656 [Member] | AerCap Ireland Capital DAC AerCap Global Aviation Trust 2 45 10 29 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[3]
C000197656 [Member] | AbbVie Inc 2 95 11 21 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[3]
C000197656 [Member] | Microsoft Corp 2 40 08 08 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[3]
C000197656 [Member] | Boeing Co The 2 20 02 04 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[3]
C000197656 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000197656 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000197656 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000197656 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000197656 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000197656 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000197656 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000197656 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000197656 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000197656 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000197656 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000197656 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000197657 [Member] | Archer Daniels Midland Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[4]
C000197657 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[4]
C000197657 [Member] | Jabil Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[4]
C000197657 [Member] | Tractor Supply Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[4]
C000197657 [Member] | Cummins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[4]
C000197657 [Member] | Fastenal Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[4]
C000197657 [Member] | CoStar Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[4]
C000197657 [Member] | Garmin Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[4]
C000197657 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[4]
C000197657 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[4]
C000197657 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000197657 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000197657 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000197657 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000197657 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000197657 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000197657 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000197657 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000197657 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000197657 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000197658 [Member] | Jones Deslauriers Insurance Management Inc 10 50 12 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[5]
C000197658 [Member] | Warrior Met Coal Inc 7 88 12 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%	[5]
C000197658 [Member] | Welltec International ApS 8 25 10 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[5]
C000197658 [Member] | Travel Leisure Co 6 60 10 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[5]
C000197658 [Member] | Raising Cane s Restaurants LLC 9 38 05 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[5]
C000197658 [Member] | Penske Automotive Group Inc 3 50 09 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[5]
C000197658 [Member] | United Wholesale Mortgage LLC 5 50 11 15 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[5]
C000197658 [Member] | Spirit AeroSystems Inc 9 38 11 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[5]
C000197658 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000197658 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000197658 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000197658 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000197658 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.20%
C000201205 [Member] | Amazon com Inc 3 15 08 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[6]
C000201205 [Member] | Prologis L P 2 25 04 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[6]
C000201205 [Member] | Enterprise Products Operating LLC 3 13 07 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[6]
C000201205 [Member] | Capital One N A 4 65 09 13 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[6]
C000201205 [Member] | Entergy Texas Inc 1 75 03 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[6]
C000201205 [Member] | Molex Electronic Technologies LLC 4 75 04 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[6]
C000201205 [Member] | Berkshire Hathaway Finance Corp 2 88 03 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[6]
C000201205 [Member] | FMR LLC 7 57 06 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[6]
C000201205 [Member] | Republic Services Inc 3 95 05 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[6]
C000201205 [Member] | Athene Holding Ltd 4 13 01 12 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[6]
C000201205 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000201205 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000201205 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000201205 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000201205 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000201205 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000201205 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000201205 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000201205 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000201205 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000201205 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000201205 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000202950 [Member] | Amazon com Inc 1 65 05 12 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[7]
C000202950 [Member] | Apple Inc 1 20 02 08 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[7]
C000202950 [Member] | Citibank N A 5 80 09 29 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[7]
C000202950 [Member] | Sprint Capital Corp 6 88 11 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[7]
C000202950 [Member] | UBS AG 7 50 02 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[7]
C000202950 [Member] | RTX Corp 4 13 11 16 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[7]
C000202950 [Member] | AerCap Ireland Capital DAC AerCap Global Aviation Trust 3 00 10 29 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%	[7]
C000202950 [Member] | Cigna Group The 4 38 10 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[7]
C000202950 [Member] | Amgen Inc 5 15 03 02 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[7]
C000202950 [Member] | CVS Health Corp 4 30 03 25 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[7]
C000202950 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000202950 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202950 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000202950 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000202950 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000202950 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000202950 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000202950 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000202950 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000202950 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000202950 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000202950 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000202951 [Member] | Uniti Group L P Uniti Group Finance 2019 Inc CSL Capital LLC 10 50 02 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[8]
C000202951 [Member] | DISH DBS Corp 5 25 12 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[8]
C000202951 [Member] | Vistra Operations Co LLC 7 75 10 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[8]
C000202951 [Member] | NCR Atleos Corp 9 50 04 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[8]
C000202951 [Member] | Talen Energy Supply LLC 8 63 06 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[8]
C000202951 [Member] | WESCO Distribution Inc 7 25 06 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[8]
C000202951 [Member] | Spirit AeroSystems Inc 9 75 11 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[8]
C000202951 [Member] | Frontier Communications Holdings LLC 8 75 05 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[8]
C000202951 [Member] | eG Global Finance PLC 12 00 11 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[8]
C000202951 [Member] | LifePoint Health Inc 11 00 10 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[8]
C000202951 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000202951 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000202951 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000202951 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000202951 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202951 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000202951 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000202951 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000202951 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000202951 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000202951 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000202951 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000203478 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[9]
C000203478 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[9]
C000203478 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[9]
C000203478 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[9]
C000203478 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[9]
C000203478 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[9]
C000203478 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[9]
C000203478 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[9]
C000203478 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%	[9]
C000203478 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%	[9]
C000203478 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000203478 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000203478 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000203478 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000203478 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000203478 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000203478 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000203478 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000203478 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000203478 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000203478 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000203488 [Member] | Triborough Bridge And Tunnel Authority Series 2025 A RB 5 00 02 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000203488 [Member] | Los Angeles Unified School District Election of 2008 Series 2018 B 1 GO Bonds 5 00 07 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000203488 [Member] | New Jersey State of Educational Facilities Authority Princeton University Series 2017 B Ref RB 5 00 07 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000203488 [Member] | Montana State of Facility Finance Authority Bozeman Deaconess Health Services Obligated Group Series 2018 RB 5 00 06 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000203488 [Member] | Illinois State of Series 2017 D GO Bonds 5 00 11 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000203488 [Member] | Long Island City of NY Power Authority Series 2019 A RB 5 00 09 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000203488 [Member] | Georgia State of Series 2017 C Ref GO Bonds 5 00 07 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000203488 [Member] | Orlando City of FL Series 2018 B RB 5 00 10 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000203488 [Member] | Metropolitan Transportation Authority Series 2012 A Ref RB 3 00 11 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000203488 [Member] | New Jersey State of Series 2020 A GO Bonds 5 00 06 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000203488 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000203488 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000203488 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000203488 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000203488 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000203488 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000203488 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000203488 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000203488 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000203488 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000203488 [Member] | Appropriations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000203488 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000203488 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000203488 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000203494 [Member] | New York City of NY Transitional Finance Authority Series 2018 VRD RB 2 45 08 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000203494 [Member] | Texas State of Series 2014 D VRD GO Bonds 2 77 06 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000203494 [Member] | California State of Series 2021 GO Bonds 4 00 10 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000203494 [Member] | New York City of NY Municipal Water Finance Authority Series 2022 CC 2 RB 5 00 06 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000203494 [Member] | New York State Housing Finance Agency Series 2010 VRD RB 2 65 05 01 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000203494 [Member] | Bay Area Toll Authority San Francisco Bay Area Series 2024 VRD RB 1 60 04 01 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000203494 [Member] | Metropolitan Transportation Authority Green Bonds Series 2008 A 1 VRD Ref RB 3 90 11 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000203494 [Member] | Massachusetts Commonwealth of Series 2017 C Ref GO Bonds 5 00 10 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000203494 [Member] | New York City Housing Development Corp Green Bonds Series 2023 B 2 VRD RB 2 75 05 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000203494 [Member] | Los Angeles City of CA Department of Water And Power Series 2023 F 2 Ref VRD RB 3 00 07 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000203494 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000203494 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000203494 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000203494 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000203494 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000203494 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000203494 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000203494 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000203494 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000203494 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000203494 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000203494 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000203494 [Member] | Local or GTD Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000203495 [Member] | California State of Series 2018 GO Bonds 5 00 10 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000203495 [Member] | New York City of NY Series 2017 C Ref GO Bonds 5 00 08 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000203495 [Member] | Maryland State of Department of Transportation Series 2019 RB 5 00 10 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000203495 [Member] | California State of Public Works Board Series 2022 A Ref RB 5 00 08 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
C000203495 [Member] | Minnesota State of Public Facilities Authority Series 2016 A RB 5 00 03 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000203495 [Member] | New York City of NY Transitional Finance Authority Subseries 2016 B 1 RB 5 00 08 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000203495 [Member] | Illinois State of Toll Highway Authority Series 2015 B RB 5 00 01 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000203495 [Member] | North Texas Tollway Authority Series 2016 A Ref RB 5 00 01 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000203495 [Member] | Chicago City of IL Metropolitan Water Reclamation District Series 2016 A Ref GO Bonds 5 00 12 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000203495 [Member] | New York City of NY Municipal Water Finance Authority Series 2016 Ref RB 5 25 06 15 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000203495 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000203495 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000203495 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000203495 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000203495 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000203495 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000203495 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000203495 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000203495 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000203495 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000203495 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000203495 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000203496 [Member] | Houston City of TX Series 2017 B Ref RB 5 00 11 15 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000203496 [Member] | New York City of NY Municipal Water Finance Authority Series 2018 DD 2 Ref RB 5 00 06 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000203496 [Member] | New York State of Utility Debt Securitization Authority Series 2017 RB 5 00 12 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000203496 [Member] | New York State of Dormitory Authority Series 2018 A RB 5 00 10 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000203496 [Member] | New York City of NY Transitional Finance Authority Series 2017 A E 1 RB 5 00 02 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000203496 [Member] | Clark County of NV Series 2017 Ref GO Bonds 5 00 06 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000203496 [Member] | Mississippi State of Series 2017 A Ref GO Bonds 5 00 10 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000203496 [Member] | California State of Series 2021 Ref GO Bonds 5 00 12 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000203496 [Member] | Anaheim City of CA Housing And Public Improvements Authority Series 2022 Ref RB 5 00 10 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
C000203496 [Member] | Illinois State of Series 2017 C GO Bonds 5 00 11 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000203496 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000203496 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000203496 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000203496 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000203496 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000203496 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000203496 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000203496 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000203496 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000203496 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000203496 [Member] | Appropriations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000203496 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000203496 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000203496 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000209106 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%	[10]
C000209106 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%	[10]
C000209106 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[10]
C000209106 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[10]
C000209106 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.55%	[10]
C000209106 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[10]
C000209106 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%	[10]
C000209106 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[10]
C000209106 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[10]
C000209106 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[10]
C000209106 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000209106 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000209106 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000209106 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000209106 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000209106 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209106 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000209106 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209106 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209109 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%	[11]
C000209109 [Member] | Brinker International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%	[11]
C000209109 [Member] | Ensign Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%	[11]
C000209109 [Member] | Watts Water Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%	[11]
C000209109 [Member] | Stride Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[11]
C000209109 [Member] | Commvault Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%	[11]
C000209109 [Member] | American Healthcare REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[11]
C000209109 [Member] | Hims And Hers Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[11]
C000209109 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[11]
C000209109 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[11]
C000209109 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000209109 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209109 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000209109 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000209109 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209109 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209109 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209109 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000209109 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209109 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000209109 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209109 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000213440 [Member] | AbbVie Inc 3 20 11 21 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[12]
C000213440 [Member] | Verizon Communications Inc 4 02 12 03 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%	[12]
C000213440 [Member] | International Business Machines Corp 3 50 05 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%	[12]
C000213440 [Member] | Anheuser Busch InBev Worldwide Inc 4 75 01 23 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%	[12]
C000213440 [Member] | Centene Corp 4 63 12 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[12]
C000213440 [Member] | AT And T Inc 4 35 03 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[12]
C000213440 [Member] | Fiserv Inc 3 50 07 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[12]
C000213440 [Member] | Cisco Systems Inc 4 85 02 26 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[12]
C000213440 [Member] | AbbVie Inc 4 80 03 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[12]
C000213440 [Member] | Wells Fargo And Co 4 15 01 24 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[12]
C000213440 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000213440 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000213440 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000213440 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000213440 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000213440 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000213440 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000213440 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000213440 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000213440 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000213440 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000213440 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000213441 [Member] | Sirius XM Radio LLC 5 00 08 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[13]
C000213441 [Member] | Tenet Healthcare Corp 5 13 11 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[13]
C000213441 [Member] | Tenet Healthcare Corp 6 25 02 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[13]
C000213441 [Member] | TK Elevator U S Newco Inc 5 25 07 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[13]
C000213441 [Member] | Nexstar Media Inc 5 63 07 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[13]
C000213441 [Member] | Rakuten Group Inc 11 25 02 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[13]
C000213441 [Member] | Venture Global LNG Inc 9 88 02 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[13]
C000213441 [Member] | Mauser Packaging Solutions Holding Co 7 88 04 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[13]
C000213441 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 5 13 05 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[13]
C000213441 [Member] | DISH Network Corp 11 75 11 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%	[13]
C000213441 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213441 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000213441 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000213441 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000213441 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000213441 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000213441 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000213441 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000213441 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000213441 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000213441 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000213441 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000213743 [Member] | New York City of NY Series 2019 B 1 GO Bonds 5 00 10 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000213743 [Member] | New Jersey State of Series 2020 A GO Bonds 5 00 06 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000213743 [Member] | California State of Series 2019 Ref GO Bonds 5 00 10 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000213743 [Member] | California State of Series 2019 Ref GO Bonds 5 00 04 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000213743 [Member] | Chicago City of IL Series 2019 A GO Bonds 5 00 01 01 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000213743 [Member] | California State of Series 2019 Ref GO Bonds 5 00 10 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
C000213743 [Member] | New York City of NY Transitional Finance Authority Series 2019 B 1 RB 5 00 11 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
C000213743 [Member] | California State of Series 2019 GO Bonds 5 00 11 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000213743 [Member] | Connecticut State of Series 2019 A GO Bonds 5 00 04 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000213743 [Member] | University of California Series 2023 BQ RB 5 00 05 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213743 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000213743 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000213743 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000213743 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000213743 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000213743 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213743 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000213743 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000213743 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213743 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000213743 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000213743 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000213743 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000213743 [Member] | Port Airport And Marina Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000213744 [Member] | Omaha City of NE Public Power District Series 2021 A RB 5 00 02 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000213744 [Member] | California State of Series 2020 GO Bonds 5 00 03 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000213744 [Member] | Salem Keizer School District No 24J Series 2020 B GO Bonds 5 00 06 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213744 [Member] | Michigan State of Series 2020 B RB 5 00 11 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
C000213744 [Member] | New York State Urban Development Corp Series 2020 A RB 5 00 03 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
C000213744 [Member] | New York City of NY Series 2020 C 1 Ref GO Bonds 5 00 08 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000213744 [Member] | New York State of Dormitory Authority Series 2020 D Ref RB 5 00 02 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000213744 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2020 A RB 5 00 11 15 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000213744 [Member] | Los Angeles Unified School District Series 2020 RYQ GO Bonds 5 00 07 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000213744 [Member] | Metropolitan Transportation Authority Green Bonds Series 2020 C 1 RB 5 00 11 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000213744 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000213744 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000213744 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000213744 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000213744 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000213744 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000213744 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000213744 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000213744 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000213744 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000213744 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000213744 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000221367 [Member] | Tenet Healthcare Corp 6 13 10 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[14]
C000221367 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 5 00 02 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[14]
C000221367 [Member] | Venture Global LNG Inc 8 13 06 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[14]
C000221367 [Member] | TransDigm Inc 6 75 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[14]
C000221367 [Member] | DISH DBS Corp 5 75 12 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[14]
C000221367 [Member] | Organon And Co Organon Foreign Debt Co Issuer B V 413 04 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[14]
C000221367 [Member] | Sirius XM Radio LLC 4 00 07 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[14]
C000221367 [Member] | Tenneco Inc 8 00 11 17 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%	[14]
C000221367 [Member] | Olympus Water US Holding Corp 9 75 11 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[14]
C000221367 [Member] | Bausch Health Cos Inc 11 00 09 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[14]
C000221367 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000221367 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000221367 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000221367 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000221367 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000221367 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000221367 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000221367 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221367 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000221367 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000221367 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000221367 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000221368 [Member] | Centene Corp 3 38 02 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[15]
C000221368 [Member] | Synopsys Inc 4 85 04 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[15]
C000221368 [Member] | Centene Corp 3 00 10 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%	[15]
C000221368 [Member] | Alphabet Inc 1 10 08 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[15]
C000221368 [Member] | Takeda Pharmaceutical Co Ltd 2 05 03 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[15]
C000221368 [Member] | Philip Morris International Inc 5 13 02 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[15]
C000221368 [Member] | Citibank N A 4 91 05 29 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[15]
C000221368 [Member] | Amgen Inc 5 25 03 02 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%	[15]
C000221368 [Member] | Pacific Gas and Electric Co 4 55 07 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%	[15]
C000221368 [Member] | Boeing Co The 5 15 05 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[15]
C000221368 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000221368 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000221368 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000221368 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000221368 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000221368 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000221368 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000221368 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000221368 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000221368 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000221368 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000221368 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000225365 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%	[16]
C000225365 [Member] | Three i Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%	[16]
C000225365 [Member] | Nintendo Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%	[16]
C000225365 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%	[16]
C000225365 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[16]
C000225365 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[16]
C000225365 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[16]
C000225365 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[16]
C000225365 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[16]
C000225365 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[16]
C000225365 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225365 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225365 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000225365 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000225365 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000225365 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000225365 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000225365 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000225365 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000225365 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000225365 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000225365 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000229787 [Member] | Ally Financial Inc 8 00 11 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%	[17]
C000229787 [Member] | T Mobile USA Inc 3 50 04 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%	[17]
C000229787 [Member] | Walt Disney Co The 2 65 01 13 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%	[17]
C000229787 [Member] | Apple Inc 1 65 02 08 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[17]
C000229787 [Member] | Cisco Systems Inc 4 95 02 26 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[17]
C000229787 [Member] | Amazon com Inc 2 10 05 12 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[17]
C000229787 [Member] | AT And T Inc 2 75 06 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[17]
C000229787 [Member] | Oracle Corp 2 88 03 25 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[17]
C000229787 [Member] | Orange S A 9 00 03 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%	[17]
C000229787 [Member] | Verizon Communications Inc 2 55 03 21 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[17]
C000229787 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000229787 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000229787 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000229787 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000229787 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000229787 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000229787 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000229787 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000229787 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000229787 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000229787 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000229787 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229788 [Member] | EchoStar Corp 10 75 11 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[18]
C000229788 [Member] | Medline Borrower L P 3 88 04 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[18]
C000229788 [Member] | Cloud Software Group Inc 6 50 03 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[18]
C000229788 [Member] | Cloud Software Group Inc 9 00 09 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[18]
C000229788 [Member] | Venture Global LNG Inc 9 50 02 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[18]
C000229788 [Member] | TransDigm Inc 6 38 03 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[18]
C000229788 [Member] | Neptune Bidco US Inc 9 29 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%	[18]
C000229788 [Member] | Medline Borrower L P 5 25 10 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%	[18]
C000229788 [Member] | Staples Inc 10 75 09 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[18]
C000229788 [Member] | Rakuten Group Inc 9 75 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[18]
C000229788 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229788 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000229788 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000229788 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000229788 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000229788 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000229788 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000229788 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000229788 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000229788 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000229788 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000229788 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229789 [Member] | New York State of Dormitory Authority Series 2021 A Ref RB 5 00 03 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000229789 [Member] | Massachusetts Commonwealth of Rail Enhancement Program Green Bonds Series 2022 RB 5 00 06 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000229789 [Member] | Harris County Cultural Education Facilities Finance Corp Texas Children s Hospital Series 2024 Ref RB 5 00 10 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000229789 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2021 A RB 5 00 11 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000229789 [Member] | California State of Series 2021 Ref GO Bonds 5 00 09 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000229789 [Member] | California State of Health Facilities Financing Authority Cedars Sinai Health System Series 2021 Ref RB 4 00 08 15 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000229789 [Member] | University of California Limited Series 2021 Q Ref RB 5 00 05 15 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000229789 [Member] | Illinois State of Toll Highway Authority Series 2020 A RB 5 00 01 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000229789 [Member] | New Jersey State of Series 2020 A GO Bonds 4 00 06 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000229789 [Member] | Triborough Bridge And Tunnel Authority Series 2021 A 1 Ref RB 5 00 05 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000229789 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000229789 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000229789 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000229789 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000229789 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000229789 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000229789 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000229789 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000229789 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000229789 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000229789 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000229789 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000229789 [Member] | Port Airport And Marina Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000237719 [Member] | Verizon Communications Inc 2 36 03 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[19]
C000237719 [Member] | AerCap Ireland Capital DAC AerCap Global Aviation Trust 3 30 01 30 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[19]
C000237719 [Member] | Meta Platforms Inc 3 85 08 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[19]
C000237719 [Member] | Oracle Corp 6 25 11 09 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[19]
C000237719 [Member] | Sprint Capital Corp 8 75 03 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[19]
C000237719 [Member] | Amazon com Inc 3 60 04 13 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[19]
C000237719 [Member] | Amazon com Inc 4 70 12 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%	[19]
C000237719 [Member] | AT And T Inc 2 25 02 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%	[19]
C000237719 [Member] | Ford Motor Co 3 25 02 12 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[19]
C000237719 [Member] | Block Inc 6 50 05 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[19]
C000237719 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000237719 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237719 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000237719 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000237719 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000237719 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000237719 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000237719 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000237719 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000237719 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000237719 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000237719 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237720 [Member] | Herc Holdings Inc 7 00 06 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%	[20]
C000237720 [Member] | McAfee Corp 7 38 02 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[20]
C000237720 [Member] | CoreWeave Inc 9 25 06 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%	[20]
C000237720 [Member] | Tenet Healthcare Corp 6 13 06 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[20]
C000237720 [Member] | Caesars Entertainment Inc 7 00 02 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[20]
C000237720 [Member] | athenahealth Group Inc 6 50 02 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[20]
C000237720 [Member] | DaVita Inc 4 63 06 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[20]
C000237720 [Member] | Ten 11778 BC ULC New Red Finance Inc 4 00 10 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[20]
C000237720 [Member] | EMRLD Borrower L P Emerald Co Issuer Inc 6 63 12 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[20]
C000237720 [Member] | HUB International Ltd 7 25 06 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[20]
C000237720 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000237720 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000237720 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000237720 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000237720 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000237720 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237720 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000237720 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000237720 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000237720 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237720 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237721 [Member] | New York State of Dormitory Authority Series 2022 A Ref RB 5 00 03 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000237721 [Member] | California State of Series 2022 Ref GO Bonds 5 00 09 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000237721 [Member] | Illinois State of Toll Highway Authority Series 2021 A RB 5 00 01 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000237721 [Member] | New York State of Dormitory Authority Series 2022 A Ref RB 5 00 03 15 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000237721 [Member] | Miami Dade County of FL Transit System Series 2022 RB 5 00 07 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000237721 [Member] | Duluth City of MN Economic Development Authority St Luke s Hospital of Duluth Series 2022 B RB 5 25 06 15 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000237721 [Member] | Triborough Bridge And Tunnel Authority Green Bonds Series 2022 E 2B Ref RB 5 00 11 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000237721 [Member] | Colorado State of Health Facilities Authority Intermountain Healthcare Series 2024 A Ref RB 5 00 05 15 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000237721 [Member] | New Jersey State of Series 2020 A GO Bonds 4 00 06 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000237721 [Member] | New York City of NY Transitional Finance Authority Subseries 2022 D 1 RB 5 25 11 01 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
C000237721 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000237721 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237721 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237721 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000237721 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000237721 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000237721 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000237721 [Member] | Appropriations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237721 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000237721 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000237721 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237721 [Member] | Port Airport And Marina Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237721 [Member] | Intergovenmental Agreement [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000244604 [Member] | UnitedHealth Group Inc 5 35 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%	[21]
C000244604 [Member] | Verizon Communications Inc 4 50 08 10 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%	[21]
C000244604 [Member] | Banco Santander S A 6 92 08 08 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[21]
C000244604 [Member] | Intel Corp 5 20 02 10 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[21]
C000244604 [Member] | BP Capital Markets America Inc 4 81 02 13 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[21]
C000244604 [Member] | Philip Morris International Inc 5 38 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[21]
C000244604 [Member] | Enbridge Inc 5 70 03 08 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[21]
C000244604 [Member] | T Mobile USA Inc 5 05 07 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[21]
C000244604 [Member] | AT And T Inc 2 55 12 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[21]
C000244604 [Member] | Amgen Inc 5 25 03 02 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[21]
C000244604 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000244604 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244604 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000244604 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000244604 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000244604 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000244604 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000244604 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000244604 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000244604 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000244604 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000244604 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244605 [Member] | Panther Escrow Issuer LLC 7 13 06 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[22]
C000244605 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 4 25 02 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[22]
C000244605 [Member] | UKG Inc 6 88 02 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[22]
C000244605 [Member] | Allied Universal Holdco LLC USAGM Holdco LLC UNSEAM 7 88 02 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[22]
C000244605 [Member] | Venture Global LNG Inc 8 38 06 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[22]
C000244605 [Member] | Windstream Services LLC Windstream Escrow Finance Corp 8 25 10 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[22]
C000244605 [Member] | JetBlue Airways Corp JetBlue Loyalty L P 9 88 09 20 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[22]
C000244605 [Member] | Alliant Holdings Intermediate LLC 7 00 01 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[22]
C000244605 [Member] | Tenet Healthcare Corp 6 75 05 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[22]
C000244605 [Member] | Jane Street Group JSG Finance Inc 7 13 04 30 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[22]
C000244605 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244605 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000244605 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000244605 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000244605 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244605 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000244605 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000244605 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244605 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244605 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000244605 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000244605 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244606 [Member] | Illinois State of Series 2023 C GO Bonds 5 00 12 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000244606 [Member] | Lamar Consolidated Independent School District Series 2023 A GO Bonds 5 00 02 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000244606 [Member] | New York City of NY Transitional Finance Authority Series 2023 RB 5 25 05 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000244606 [Member] | Pennsylvania Commonwealth of Turnpike Commission First Series 2023 Ref RB 5 00 12 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000244606 [Member] | New York State of Dormitory Authority Series 2019 RB 2 00 07 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000244606 [Member] | New York City of NY Subseries 2023 E 1 GO Bonds 5 00 04 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000244606 [Member] | Jefferson County of AL Series 2024 Ref RB 5 25 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000244606 [Member] | New York City of NY Municipal Water Finance Authority Series 2023 DD Ref RB 5 00 06 15 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000244606 [Member] | California State of Series 2023 GO Bonds 5 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244606 [Member] | Massachusetts Commonwealth of Series 2023 A GO Bonds 5 00 05 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000244606 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000244606 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244606 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000244606 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244606 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000244606 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244606 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000244606 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000244606 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000244606 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244606 [Member] | Transit Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244606 [Member] | Sewer Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000250315 [Member] | AbbVie Inc 5 05 03 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%	[23]
C000250315 [Member] | AT And T Inc 5 40 02 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[23]
C000250315 [Member] | Boeing Co The 6 53 05 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[23]
C000250315 [Member] | Cisco Systems Inc 5 05 02 26 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%	[23]
C000250315 [Member] | Bristol Myers Squibb Co 5 20 02 22 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[23]
C000250315 [Member] | Meta Platforms Inc 4 75 08 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%	[23]
C000250315 [Member] | Kroger Co The 5 00 09 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[23]
C000250315 [Member] | Citibank N A 5 57 04 30 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[23]
C000250315 [Member] | UnitedHealth Group Inc 5 15 07 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[23]
C000250315 [Member] | BP Capital Markets America Inc 5 23 11 17 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[23]
C000250315 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000250315 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000250315 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000250315 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000250315 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000250315 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000250315 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000250315 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000250315 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000250315 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000250315 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000250315 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250316 [Member] | HUB International Ltd 7 38 01 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[24]
C000250316 [Member] | IQVIA Inc 6 25 06 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[24]
C000250316 [Member] | Community Health Systems Inc 10 88 01 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[24]
C000250316 [Member] | TransDigm Inc 6 63 03 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[24]
C000250316 [Member] | WarnerMedia Holdings Inc 4 28 03 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[24]
C000250316 [Member] | QXO Building Products Inc 6 75 04 30 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[24]
C000250316 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 4 50 05 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[24]
C000250316 [Member] | Carnival Corp 5 75 08 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[24]
C000250316 [Member] | Quikrete Holdings Inc 6 38 03 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[24]
C000250316 [Member] | One261229 BC Ltd 10 00 04 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[24]
C000250316 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000250316 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000250316 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000250316 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000250316 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000250316 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000250316 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000250316 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000250316 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000250316 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000250316 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000250316 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253524 [Member] | Triborough Bridge And Tunnel Authority Series 2016 A Ref RB 3 00 11 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000253524 [Member] | New York State of Dormitory Authority Montefiore Obligated Group Series 2024 RB 5 50 11 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000253524 [Member] | Hillsborough County of FL Industrial Development Authority Baycare Health System Series 2024 C Ref RB 5 25 11 15 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000253524 [Member] | South Carolina State of Jobs Economic Development Authority Novant Health Obligated Group Series 2024 RB 5 50 11 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000253524 [Member] | Massachusetts Commonwealth of Series 2015 D GO Bonds 3 13 09 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000253524 [Member] | Los Angeles City of CA Department of Water And Power Series 2024 B Ref RB 5 00 07 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000253524 [Member] | Illinois State of Series 2024 B RB 5 00 06 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000253524 [Member] | Santa Clara County of CA Financing Authority Series 2016 Q Ref RB 3 00 05 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000253524 [Member] | Massachusetts Commonwealth of Series 2024 A GO Bonds 5 00 01 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
C000253524 [Member] | University of California Series 2024 BV Ref RB 5 00 05 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000253524 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000253524 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000253524 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000253524 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253524 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253524 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253524 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000253524 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000253524 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000253524 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000253524 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253524 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000253524 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253524 [Member] | Port Airport And Marina Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253524 [Member] | Intergovenmental Agreement [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000261115 [Member] | Oracle Corp 5 50 08 03 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[25]
C000261115 [Member] | Medtronic, Inc 4 38 03 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[25]
C000261115 [Member] | Charter Communications Operating LLC Charter Communications Operating Capital Corp 6 38 10 23 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[25]
C000261115 [Member] | Marsh And McLennan Cos Inc 5 00 03 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[25]
C000261115 [Member] | Verizon Communications Inc 4 78 02 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[25]
C000261115 [Member] | Verizon Communications Inc 5 25 04 02 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[25]
C000261115 [Member] | AT And T Inc 4 50 05 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%	[25]
C000261115 [Member] | AbbVie Inc 4 50 05 14 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[25]
C000261115 [Member] | Synopsys Inc 5 15 04 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%	[25]
C000261115 [Member] | Broadcom Inc 5 20 07 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[25]
C000261115 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000261115 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000261115 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000261115 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000261115 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000261115 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000261115 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000261115 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000261115 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000261115 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000261115 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000261115 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000261116 [Member] | TransDigm Inc 6 38 05 31 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[26]
C000261116 [Member] | Carnival Corp 6 13 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[26]
C000261116 [Member] | Level 3 Financing Inc 6 88 06 30 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[26]
C000261116 [Member] | Sinclair Television Group Inc 8 13 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[26]
C000261116 [Member] | Quikrete Holdings Inc 6 75 03 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[26]
C000261116 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 4 50 06 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[26]
C000261116 [Member] | Fair Isaac Corp 6 00 05 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[26]
C000261116 [Member] | Snap Inc 6 88 03 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[26]
C000261116 [Member] | Jane Street Group JSG Finance Inc 6 75 05 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[26]
C000261116 [Member] | TransDigm Inc 6 00 01 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[26]
C000261116 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000261116 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000261116 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000261116 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000261116 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000261116 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000261116 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000261116 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000261116 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000261116 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000261116 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000261116 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.
[26]	Excluding money market fund holdings, if any.